Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, Cash Equivalents And Restricted Cash [Line Items]
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 2,321,901	$ 1,971,555	$ 1,544,113
Increase for new lease liabilities	362,585	0	635,956
Gross carrying amount
Cash, Cash Equivalents And Restricted Cash [Line Items]
Additions to right-of-use assets	$ 362,585	$ 0	$ 635,956